Share-based Payments - Summary of Movements for Equity and Cash-Settled LTIP Scheme (Details) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Equity Settled Long Term Incentive Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options, Outstanding at start of year	6,030,000	5,337,000
Number of options granted	3,067,000	1,690,000
Number of options, Acquired from RAI		904,000
Number of options, Exercised during the period	(1,739,000)	(746,000)
Number of options, Forfeited during the period	(450,000)	(1,155,000)
Number of options, Outstanding at end of year	6,908,000	6,030,000
Number of options, Exercisable at end of year	676,000	653,000
LTIP, Cash-settled
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options, Outstanding at start of year	378,000	407,000
Number of options granted	66,000	152,000
Number of options, Exercised during the period	(102,000)	(65,000)
Number of options, Forfeited during the period	(36,000)	(116,000)
Number of options, Outstanding at end of year	306,000	378,000
Number of options, Exercisable at end of year	22,000	7,000